Operating segments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating segments
Total (Note 23)	R$ 2,187,710	R$ 1,444,380	R$ 956,519
NAE (North America and Europe)
Operating segments
Total (Note 23)	1,129,166	693,006	471,763
North America
Operating segments
Total (Note 23)	923,174	654,858	451,999
Europe
Operating segments
Total (Note 23)	205,992	28,148	19,764
LATAM (Latin America)
Operating segments
Total (Note 23)	975,948	701,206	435,987
APJ (Asia, Pacific and Japan)
Operating segments
Total (Note 23)	R$ 82,596	R$ 50,168	R$ 48,769